Schedule of Future Minimum Lease Payments (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Leases
2023	$ 16,631	$ 25,153
2024	8,092	9,719
2024		5,669
Total payments	24,723	40,541
Amount representing interest	(178)	(1,140)
Lease obligation, net	24,545	39,401
Less lease obligation, current portion	(15,982)	(23,184)
Lease obligation, long-term portion	$ 8,563	$ 16,217